NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Multi-Flex Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
944,034 shares (cost $27,711,257)	$40,989,943
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
416,570 shares (cost $12,186,881)	16,062,949
Overseas Portfolio: Institutional Shares (JAIG)
218,799 shares (cost $8,585,983)	6,301,407
Federated NVIT High Income Bond Fund - Class I (HIBF)
129,547 shares (cost $885,224)	783,762
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
30,546 shares (cost $282,633)	276,439
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
9,307 shares (cost $139,874)	124,621
NVIT Nationwide Fund - Class I (TRF)
4,350,602 shares (cost $44,370,203)	63,388,268
NVIT Government Bond Fund - Class I (GBF)
1,465,043 shares (cost $16,930,226)	15,910,367
American Century NVIT Growth Fund - Class I (CAF)
250,130 shares (cost $3,695,797)	5,077,637
NVIT Money Market Fund - Class I (SAM)
5,520,383 shares (cost $5,520,383)	5,520,383
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
14,379 shares (cost $171,946)	181,458
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
613,754 shares (cost $5,963,472)	6,597,853
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,253,140 shares (cost $22,400,736)	22,666,584
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,418 shares (cost $122,802)	108,304
VP Balanced Fund - Class I (ACVB)
593,774 shares (cost $4,207,057)	4,114,853
VP Capital Appreciation Fund - Class I (ACVCA)
321,885 shares (cost $3,805,109)	4,834,718
VP Income & Growth Fund - Class I (ACVIG)
342,382 shares (cost $2,279,716)	2,934,211
Appreciation Portfolio - Initial Shares (DCAP)
112,207 shares (cost $3,857,047)	5,075,139
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
719,979 shares (cost $25,463,912)	33,133,422
Quality Bond Portfolio - Initial Shares (DQBP)
406,861 shares (cost $4,629,606)	4,768,407
Contrafund(R)Portfolio - Service Class 2 (FC2)
142,563 shares (cost $3,796,419)	4,741,649
Equity-Income Portfolio - Initial Class (FEIP)
2,040,592 shares (cost $45,104,440)	41,750,519
High Income Portfolio - Initial Class (FHIP)
1,818,502 shares (cost $9,674,435)	9,001,583
Templeton Foreign Securities Fund - Class 1 (TIF)
945,077 shares (cost $13,864,729)	12,720,731
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
354,819 shares (cost $8,413,655)	8,065,047
Real Return Portfolio - Administrative Class (PMVRRA)
149,385 shares (cost $2,058,840)	1,782,168
Total Return Portfolio - Administrative Class (PMVTRA)
252,534 shares (cost $2,862,182)	2,671,807

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VI American Franchise Fund - Series I Shares (ACEG)
28,099 shares (cost $1,065,171)	1,610,092
VI Global Health Care Fund - Series I Shares (IVHS)
27,021 shares (cost $806,142)	857,910
VI Global Real Estate Fund - Series I Shares (IVRE)
68,982 shares (cost $1,044,164)	1,128,547
VI International Growth Fund - Series I Shares (AVIE)
48,351 shares (cost $1,542,466)	1,619,264
Micro-Cap Portfolio - Investment Class (ROCMC)
93,730 shares (cost $1,041,705)	875,441
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
69,925 shares (cost $786,518)	847,491
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
8,773 shares (cost $307,573)	396,083
Series N (Managed Asset Allocation Series) (SBLN)
15,351 shares (cost $355,150)	421,075
Series O (All Cap Value Series) (SBLO)
26,471 shares (cost $675,445)	775,592
Series P (High Yield Series) (SBLP)
13,526 shares (cost $417,616)	387,389
Series Q (Small Cap Value Series) (SBLQ)
30,692 shares (cost $1,248,952)	1,218,782
Series V (Mid Cap Value Series) (SBLV)
41,475 shares (cost $2,531,869)	2,726,133
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
17,914 shares (cost $452,017)	555,886
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
6,316 shares (cost $87,452)	95,436

Total Investments	$333,099,350
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4,954
Accounts Receivable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	18,250
Accounts Receivable - NVIT Money Market Fund - Class I (SAM)	1,977
Accounts Receivable - Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	294
Accounts Receivable - Series N (Managed Asset Allocation Series) (SBLN)	299
Accounts Receivable - Series O (All Cap Value Series) (SBLO)	1,242
Accounts Receivable - Series V (Mid Cap Value Series) (SBLV)	1,406
Accounts Receivable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	205
Accounts Receivable - Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	47
Accounts Payable - VP Income & Growth Fund - Class I (ACVIG)	(1,018)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(73)
Accounts Payable - Real Return Portfolio - Administrative Class (PMVRRA)	(1,233)
Accounts Payable - Total Return Portfolio - Administrative Class (PMVTRA)	(3,192)
Accounts Payable - Series P (High Yield Series) (SBLP)	(195)
Other Accounts Payable	(41,388)

$333,080,925

Contract Owners’ Equity:
Accumulation units	332,959,327
Contracts in payout (annuitization) period (note 1f)	121,598

Total Contract Owners’ Equity (note 5)	$333,080,925

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	DSIF	DSRG	NVNSR1	TRF	GBF	CAF	SAM
Reinvested dividends	$5,800,857	783,341	181,951	1,112	802,305	287,862	18,680	-
12/31/2015	(4,593,842)	(549,272)	(217,914)	(2,510)	(871,318)	(222,374)	(70,080)	(70,859)

Net investment income (loss)	1,207,015	234,069	(35,963)	(1,398)	(69,013)	65,488	(51,400)	(70,859)

Realized gain (loss) on investments	9,662,446	1,993,116	512,368	33,686	2,445,441	(138,735)	277,864	-
Change in unrealized gain (loss) on investments	(38,487,336)	(3,503,159)	(3,506,160)	(58,049)	(2,549,634)	(152,338)	(685,169)	-

Net gain (loss) on investments	(28,824,890)	(1,510,043)	(2,993,792)	(24,363)	(104,193)	(291,073)	(407,305)	-

Reinvested capital gains	18,142,762	1,231,369	2,282,552	23,671	-	-	641,316	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,475,113)	(44,605)	(747,203)	(2,090)	(173,206)	(225,585)	182,611	(70,859)

Investment Activity:	NVMLG1	NVMMG1	NVMMV2	NVOLG1	ACVB	ACVCA	ACVIG	DCAP
Reinvested dividends	$864	-	285,537	695	82,767	-	69,199	92,627
Mortality and expense risk charges (note 2)	(2,142)	(93,534)	(310,750)	(1,418)	(61,314)	(69,067)	(42,021)	(68,742)
Net investment income (loss)	(1,278)	(93,534)	(25,213)	(723)	21,453	(69,067)	27,178	23,885
Realized gain (loss) on investments	5,771	430,331	790,190	481	189,675	246,421	176,656	86,802
Change in unrealized gain (loss) on investments	(15,950)	(1,403,611)	(4,380,142)	(12,701)	(867,297)	(482,052)	(730,291)	(573,254)
Net gain (loss) on investments	(10,179)	(973,280)	(3,589,952)	(12,220)	(677,622)	(235,631)	(553,635)	(486,452)
Reinvested capital gains	14,935	1,027,823	2,637,590	17,079	481,939	349,579	297,435	261,849
Net increase (decrease) in contract owners’ equity resulting from operations	$3,478	(38,991)	(977,575)	4,136	(174,230)	44,881	(229,022)	(200,718)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DSC	DQBP	FC2	FEIP	FHIP	TIF	AMCG	PMVRRA
Reinvested dividends	$-	99,530	39,417	1,410,239	641,707	517,245	-	77,474
Mortality and expense risk charges (note 2)	(461,803)	(61,893)	(59,306)	(579,420)	(127,560)	(186,450)	(15,795)	(24,821)

Net investment income (loss)	(461,803)	37,637	(19,889)	830,819	514,147	330,795	(15,795)	52,653

Realized gain (loss) on investments	1,192,672	40,903	395,290	(499,382)	(153,150)	584,256	(4,053)	(49,102)
Change in unrealized gain (loss) on investments	(2,449,805)	(221,178)	(858,092)	(7,028,220)	(805,925)	(2,409,771)	(348,608)	(80,578)

Net gain (loss) on investments	(1,257,133)	(180,275)	(462,802)	(7,527,602)	(959,075)	(1,825,515)	(352,661)	(129,680)

Reinvested capital gains	561,464	-	416,216	4,348,308	-	485,044	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,157,472)	(142,638)	(66,475)	(2,348,475)	(444,928)	(1,009,676)	(368,456)	(77,027)

Investment Activity:	PMVTRA	ACEG	IVHS	IVRE	AVIE	ROCMC	SBLD	SBLJ
Reinvested dividends	$131,746	-	-	41,513	25,927	-	28,844	4,815
Mortality and expense risk charges (note 2)	(32,766)	(21,138)	(11,037)	(15,498)	(18,943)	(12,322)	(11,308)	(5,388)
Net investment income (loss)	98,980	(21,138)	(11,037)	26,015	6,984	(12,322)	17,536	(573)
Realized gain (loss) on investments	6,969	81,254	96,513	76,279	72,061	25,831	44,501	29,798
Change in unrealized gain (loss) on investments	(155,958)	(4,919)	(148,273)	(147,488)	(156,491)	(207,710)	(79,495)	(65,683)
Net gain (loss) on investments	(148,989)	76,335	(51,760)	(71,209)	(84,430)	(181,879)	(34,994)	(35,885)
Reinvested capital gains	28,875	8,736	74,666	-	-	53,774	-	31,106
Net increase (decrease) in contract owners’ equity resulting from operations	$(21,134)	63,933	11,869	(45,194)	(77,446)	(140,427)	(17,458)	(5,352)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	AMBP
Reinvested dividends	$4,527	8,841	47,158	-	19,423	3,922	417	-
Mortality and expense risk charges (note 2)	(5,569)	(11,767)	(5,719)	(18,809)	(39,679)	(6,599)	(772)	(99,226)

Net investment income (loss)	(1,042)	(2,926)	41,439	(18,809)	(20,256)	(2,677)	(355)	(99,226)

Realized gain (loss) on investments	17,791	129,248	12,691	120,727	290,798	37,790	1,351	598,671
Change in unrealized gain (loss) on investments	(21,300)	(292,609)	(84,204)	(502,871)	(1,024,833)	(60,429)	(3,320)	(2,006,331)

Net gain (loss) on investments	(3,509)	(163,361)	(71,513)	(382,144)	(734,035)	(22,639)	(1,969)	(1,407,660)

Reinvested capital gains	-	116,091	9,335	282,635	506,898	1,410	2,843	1,704,207

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,551)	(50,196)	(20,739)	(118,318)	(247,393)	(23,906)	519	197,321

Investment Activity:	JAIG	HIBF	NVNMO1
Reinvested dividends	$42,390	46,551	2,231
Mortality and expense risk charges (note 2)	(91,769)	(11,454)	(3,716)

Net investment income (loss)	(49,379)	35,097	(1,485)

Realized gain (loss) on investments	(536,764)	(8,441)	7,877
Change in unrealized gain (loss) on investments	(299,685)	(66,199)	(37,554)

Net gain (loss) on investments	(836,449)	(74,640)	(29,677)

Reinvested capital gains	210,401	8,639	24,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(675,427)	(30,904)	(6,185)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		DSIF		DSRG		NVNSR1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,207,015	882,975	234,069	215,915	(35,963)	(35,117)	(1,398)	(703)
Realized gain (loss) on investments	9,662,446	10,937,354	1,993,116	1,665,436	512,368	676,466	33,686	22,298
Change in unrealized gain (loss) on investments	(38,487,336)	(2,187,583)	(3,503,159)	2,660,930	(3,506,160)	144,611	(58,049)	(1,965)
Reinvested capital gains	18,142,762	12,691,437	1,231,369	521,620	2,282,552	1,226,362	23,671	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,475,113)	22,324,183	(44,605)	5,063,901	(747,203)	2,012,322	(2,090)	19,630

Equity transactions:
Purchase payments received from contract owners (note 3)	5,087,662	5,407,992	670,320	631,764	194,615	257,679	7,942	6,888
Transfers between subaccounts (including fixed account), net (note 3)	(1,553,253)	(2,801,587)	(314,582)	(528,788)	(129,449)	(244,764)	(98,662)	(15,707)
Redemptions	(37,763,335)	(38,194,889)	(4,824,757)	(4,441,490)	(1,313,728)	(1,373,202)	(25,848)	(17,914)
Annuity benefits	(12,202)	(12,016)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(225,521)	(242,688)	(23,133)	(23,797)	(8,796)	(8,992)	(100)	(114)
Contingent deferred sales charges (note 2)	(261,687)	(285,774)	(35,197)	(37,577)	(18,232)	(19,702)	(139)	(130)
Adjustments to maintain reserves	1,209	3,260	1,229	(2,292)	286	1,084	(25)	(13)

Net equity transactions	(34,727,127)	(36,125,702)	(4,526,120)	(4,402,180)	(1,275,304)	(1,387,897)	(116,832)	(26,990)

Net change in contract owners’ equity	(44,202,240)	(13,801,519)	(4,570,725)	661,721	(2,022,507)	624,425	(118,922)	(7,360)
Contract owners’ equity beginning of period	377,283,165	391,084,684	45,557,484	44,895,763	18,086,844	17,462,419	243,527	250,887

Contract owners’ equity end of period	$333,080,925	377,283,165	40,986,759	45,557,484	16,064,337	18,086,844	124,605	243,527

CHANGES IN UNITS:
Beginning units	11,094,060	12,146,409	932,974	1,029,244	479,122	518,020	15,969	17,959
Units purchased	1,027,601	576,165	36,210	28,586	8,259	15,051	2,367	3,602
Units redeemed	(1,865,483)	(1,628,514)	(128,089)	(124,856)	(42,014)	(53,949)	(10,029)	(5,592)

Ending units	10,256,178	11,094,060	841,095	932,974	445,367	479,122	8,307	15,969

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF		GBF		CAF		SAM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(69,013)	(95,501)	65,488	129,994	(51,400)	(49,987)	(70,859)	(80,427)
Realized gain (loss) on investments	2,445,441	2,669,416	(138,735)	(150,151)	277,864	338,229	-	-
Change in unrealized gain (loss) on investments	(2,549,634)	4,483,425	(152,338)	638,052	(685,169)	208,723	-	-
Reinvested capital gains	-	-	-	-	641,316	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(173,206)	7,057,340	(225,585)	617,895	182,611	496,965	(70,859)	(80,427)

Equity transactions:
Purchase payments received from contract owners (note 3)	597,029	699,923	190,311	372,798	44,493	61,913	604,506	199,234
Transfers between subaccounts (including fixed account), net (note 3)	(360,689)	(374,678)	(875,012)	(435,407)	78,471	157,094	691,104	1,127,793
Redemptions	(6,008,342)	(6,942,063)	(1,557,180)	(1,914,700)	(622,187)	(625,133)	(1,697,009)	(1,580,211)
Annuity benefits	(10,994)	(10,798)	(753)	(875)	-	-	(455)	(343)
Contract maintenance charges (note 2)	(56,353)	(60,574)	(15,038)	(17,015)	(5,932)	(6,508)	(5,633)	(6,399)
Contingent deferred sales charges (note 2)	(27,946)	(31,336)	(7,969)	(9,108)	(100)	(131)	(2,784)	(2,810)
Adjustments to maintain reserves	(3,221)	(2,912)	567	613	25	(67)	2,002	(198)

Net equity transactions	(5,870,516)	(6,722,438)	(2,265,074)	(2,003,694)	(505,230)	(412,832)	(408,269)	(262,934)

Net change in contract owners’ equity	(6,043,722)	334,902	(2,490,659)	(1,385,799)	(322,619)	84,133	(479,128)	(343,361)
Contract owners’ equity beginning of period	69,439,711	69,104,809	18,401,938	19,787,737	5,400,191	5,316,058	5,997,534	6,340,895

Contract owners’ equity end of period	$63,395,989	69,439,711	15,911,279	18,401,938	5,077,572	5,400,191	5,518,406	5,997,534

CHANGES IN UNITS:
Beginning units	466,817	514,112	319,887	355,018	178,978	193,601	245,448	256,036
Units purchased	6,144	7,548	11,241	19,585	4,210	9,565	76,291	82,678
Units redeemed	(45,090)	(54,843)	(50,592)	(54,716)	(20,293)	(24,188)	(94,376)	(93,266)

Ending units	427,871	466,817	280,536	319,887	162,895	178,978	227,363	245,448

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG1		NVMMG1		NVMMV2		NVOLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,278)	(1,253)	(93,534)	(96,294)	(25,213)	25,350	(723)	(580)
Realized gain (loss) on investments	5,771	3,277	430,331	421,199	790,190	1,002,541	481	9,658
Change in unrealized gain (loss) on investments	(15,950)	645	(1,403,611)	(1,057,046)	(4,380,142)	(3,119,106)	(12,701)	(13,195)
Reinvested capital gains	14,935	12,256	1,027,823	921,316	2,637,590	5,707,104	17,079	11,509

Net increase (decrease) in contract owners’ equity resulting from operations	3,478	14,925	(38,991)	189,175	(977,575)	3,615,889	4,136	7,392

Equity transactions:
Purchase payments received from contract owners (note 3)	2,702	2,623	65,845	89,197	284,774	329,768	1,283	1,328
Transfers between subaccounts (including fixed account), net (note 3)	18,528	25,477	(194,379)	(91,304)	(22,811)	(389,149)	6,066	29,186
Redemptions	(18,479)	(9,939)	(747,821)	(839,324)	(2,386,376)	(2,269,688)	(8,628)	(687)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(86)	(84)	(3,794)	(3,898)	(12,580)	(12,692)	(57)	(54)
Contingent deferred sales charges (note 2)	(68)	(59)	(6,833)	(7,993)	(20,725)	(21,622)	(53)	(57)
Adjustments to maintain reserves	41	69	(661)	2,236	5,498	(3,628)	(11)	20

Net equity transactions	2,638	18,087	(887,643)	(851,086)	(2,152,220)	(2,367,011)	(1,400)	29,736

Net change in contract owners’ equity	6,116	33,012	(926,634)	(661,911)	(3,129,795)	1,248,878	2,736	37,128
Contract owners’ equity beginning of period	175,415	142,403	7,519,533	8,181,444	25,778,129	24,529,251	105,562	68,434

Contract owners’ equity end of period	$181,531	175,415	6,592,899	7,519,533	22,648,334	25,778,129	108,298	105,562

CHANGES IN UNITS:
Beginning units	11,933	10,564	509,454	569,341	1,478,101	1,624,451	4,636	3,228
Units purchased	1,685	2,252	11,277	14,392	45,031	36,402	553	2,903
Units redeemed	(1,524)	(883)	(67,299)	(74,279)	(168,564)	(182,752)	(604)	(1,495)

Ending units	12,094	11,933	453,432	509,454	1,354,568	1,478,101	4,585	4,636

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVB		ACVCA		ACVIG		DCAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$21,453	13,556	(69,067)	(68,722)	27,178	29,336	23,885	33,348
Realized gain (loss) on investments	189,675	28,857	246,421	204,961	176,656	100,245	86,802	102,260
Change in unrealized gain (loss) on investments	(867,297)	(66,937)	(482,052)	(862,293)	(730,291)	275,959	(573,254)	81,272
Reinvested capital gains	481,939	441,632	349,579	1,071,610	297,435	-	261,849	150,840

Net increase (decrease) in contract owners’ equity resulting from operations	(174,230)	417,108	44,881	345,556	(229,022)	405,540	(200,718)	367,720

Equity transactions:
Purchase payments received from contract owners (note 3)	57,723	79,934	27,345	23,778	32,974	47,631	71,680	82,877
Transfers between subaccounts (including fixed account), net (note 3)	(475,522)	143,971	(77,894)	(87,862)	(205,680)	(169,651)	(27,421)	(68,177)
Redemptions	(547,680)	(332,587)	(427,188)	(332,118)	(390,912)	(485,718)	(439,885)	(453,411)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,958)	(3,147)	(5,141)	(5,178)	(1,699)	(1,967)	(2,780)	(2,903)
Contingent deferred sales charges (note 2)	(2,541)	(2,583)	-	-	(2,861)	(3,205)	(4,207)	(4,423)
Adjustments to maintain reserves	(122)	622	(36)	(17)	(240)	681	1,846	(1,518)

Net equity transactions	(971,100)	(113,790)	(482,914)	(401,397)	(568,418)	(612,229)	(400,767)	(447,555)

Net change in contract owners’ equity	(1,145,330)	303,318	(438,033)	(55,841)	(797,440)	(206,689)	(601,485)	(79,835)
Contract owners’ equity beginning of period	5,260,668	4,957,350	5,272,707	5,328,548	3,732,669	3,939,358	5,677,835	5,757,670

Contract owners’ equity end of period	$4,115,338	5,260,668	4,834,674	5,272,707	2,935,229	3,732,669	5,076,350	5,677,835

CHANGES IN UNITS:
Beginning units	288,429	294,736	111,017	119,749	158,837	186,170	244,417	264,356
Units purchased	13,392	26,545	656	605	6,193	7,577	6,543	10,567
Units redeemed	(67,179)	(32,852)	(10,491)	(9,337)	(30,939)	(34,910)	(24,032)	(30,506)

Ending units	234,642	288,429	101,182	111,017	134,091	158,837	226,928	244,417

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSC		DQBP		FC2		FEIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(461,803)	(487,439)	37,637	43,491	(19,889)	(24,427)	830,819	735,018
Realized gain (loss) on investments	1,192,672	1,036,616	40,903	43,204	395,290	297,678	(499,382)	888,225
Change in unrealized gain (loss) on investments	(2,449,805)	(511,562)	(221,178)	89,527	(858,092)	79,172	(7,028,220)	1,254,468
Reinvested capital gains	561,464	-	-	-	416,216	91,902	4,348,308	676,459

Net increase (decrease) in contract owners’ equity resulting from operations	(1,157,472)	37,615	(142,638)	176,222	(66,475)	444,325	(2,348,475)	3,554,170

Equity transactions:
Purchase payments received from contract owners (note 3)	482,327	540,994	79,196	80,412	77,202	92,416	597,965	632,360
Transfers between subaccounts (including fixed account), net (note 3)	(330,737)	(559,128)	381,662	82,515	668,870	(56,087)	(410,817)	(690,592)
Redemptions	(3,630,723)	(3,526,095)	(524,702)	(508,445)	(570,684)	(497,619)	(4,593,574)	(5,181,747)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,607)	(19,691)	(2,500)	(2,603)	(2,400)	(2,326)	(24,833)	(27,194)
Contingent deferred sales charges (note 2)	(41,355)	(44,908)	(4,732)	(3,954)	(2,316)	(2,323)	(37,416)	(39,451)
Adjustments to maintain reserves	1,658	(1,059)	(479)	(90)	1,432	(529)	(7,622)	8,207

Net equity transactions	(3,537,437)	(3,609,887)	(71,555)	(352,165)	172,104	(466,468)	(4,476,297)	(5,298,417)

Net change in contract owners’ equity	(4,694,909)	(3,572,272)	(214,193)	(175,943)	105,629	(22,143)	(6,824,772)	(1,744,247)
Contract owners’ equity beginning of period	37,829,369	41,401,641	4,981,645	5,157,588	4,636,800	4,658,943	48,572,568	50,316,815

Contract owners’ equity end of period	$33,134,460	37,829,369	4,767,452	4,981,645	4,742,429	4,636,800	41,747,796	48,572,568

CHANGES IN UNITS:
Beginning units	1,135,675	1,246,288	235,985	252,699	266,325	294,865	1,090,553	1,212,439
Units purchased	27,661	29,189	25,074	17,069	50,592	22,721	24,364	27,910
Units redeemed	(132,072)	(139,802)	(28,387)	(33,783)	(42,156)	(51,261)	(125,878)	(149,796)

Ending units	1,031,264	1,135,675	232,672	235,985	274,761	266,325	989,039	1,090,553

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIP		TIF		AMCG		PMVRRA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$514,147	480,135	330,795	149,576	(15,795)	-	52,653	2,959
Realized gain (loss) on investments	(153,150)	(89,686)	584,256	700,925	(4,053)	-	(49,102)	(8,404)
Change in unrealized gain (loss) on investments	(805,925)	(377,373)	(2,409,771)	(2,977,402)	(348,608)	-	(80,578)	40,176
Reinvested capital gains	-	-	485,044	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(444,928)	13,076	(1,009,676)	(2,126,901)	(368,456)	-	(77,027)	34,731

Equity transactions:
Purchase payments received from contract owners (note 3)	137,573	177,184	217,032	265,517	7,699	-	65,082	52,585
Transfers between subaccounts (including fixed account), net (note 3)	(92,016)	(240,473)	(466,090)	(235,353)	8,539,848	-	5,494	83,806
Redemptions	(1,113,770)	(999,047)	(1,420,553)	(1,624,910)	(112,155)	-	(253,467)	(198,384)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,181)	(5,810)	(7,509)	(9,083)	(808)	-	(1,007)	(1,107)
Contingent deferred sales charges (note 2)	(11,175)	(12,364)	(12,191)	(15,222)	(1,080)	-	(1,014)	(1,156)
Adjustments to maintain reserves	(421)	3,271	383	(1,253)	(808)	-	300	766

Net equity transactions	(1,084,990)	(1,077,239)	(1,688,928)	(1,620,304)	8,432,696	-	(184,612)	(63,490)

Net change in contract owners’ equity	(1,529,918)	(1,064,163)	(2,698,604)	(3,747,205)	8,064,240	-	(261,639)	(28,759)
Contract owners’ equity beginning of period	10,532,530	11,596,693	15,418,768	19,165,973	-	-	2,045,040	2,073,799

Contract owners’ equity end of period	$9,002,612	10,532,530	12,720,164	15,418,768	8,064,240	-	1,783,401	2,045,040

CHANGES IN UNITS:
Beginning units	454,970	500,288	532,232	581,845	-	-	149,712	154,531
Units purchased	9,727	15,708	16,017	22,366	439,707	-	22,054	18,080
Units redeemed	(55,857)	(61,026)	(73,439)	(71,979)	(6,389)	-	(35,835)	(22,899)

Ending units	408,840	454,970	474,810	532,232	433,318	-	135,931	149,712

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVTRA		ACEG		IVHS		IVRE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$98,980	26,487	(21,138)	(20,773)	(11,037)	(8,122)	26,015	4,465
Realized gain (loss) on investments	6,969	(3,378)	81,254	31,450	96,513	42,762	76,279	60,458
Change in unrealized gain (loss) on investments	(155,958)	62,524	(4,919)	107,101	(148,273)	45,110	(147,488)	71,452
Reinvested capital gains	28,875	-	8,736	-	74,666	26,993	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,134)	85,633	63,933	117,778	11,869	106,743	(45,194)	136,375

Equity transactions:
Purchase payments received from contract owners (note 3)	55,868	71,229	25,777	21,542	15,292	12,762	25,672	35,830
Transfers between subaccounts (including fixed account), net (note 3)	151,043	(100,138)	(32,910)	17,976	202,362	199,634	110,067	69,547
Redemptions	(273,051)	(327,873)	(191,068)	(85,867)	(155,206)	(49,857)	(183,321)	(52,642)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,316)	(1,440)	(843)	(858)	(429)	(341)	(624)	(577)
Contingent deferred sales charges (note 2)	(1,202)	(1,332)	(1,438)	(1,400)	(326)	(248)	(440)	(448)
Adjustments to maintain reserves	7	(161)	(22)	(32)	(212)	351	(617)	80

Net equity transactions	(68,651)	(359,715)	(200,504)	(48,639)	61,481	162,301	(49,263)	51,790

Net change in contract owners’ equity	(89,785)	(274,082)	(136,571)	69,139	73,350	269,044	(94,457)	188,165
Contract owners’ equity beginning of period	2,764,784	3,038,866	1,746,653	1,677,514	784,739	515,695	1,222,804	1,034,639

Contract owners’ equity end of period	$2,674,999	2,764,784	1,610,082	1,746,653	858,089	784,739	1,128,347	1,222,804

CHANGES IN UNITS:
Beginning units	181,977	205,850	113,814	116,992	36,124	28,051	92,778	88,812
Units purchased	38,566	17,342	2,317	3,850	13,885	13,667	19,993	15,799
Units redeemed	(42,928)	(41,215)	(14,885)	(7,028)	(11,199)	(5,594)	(24,687)	(11,833)

Ending units	177,615	181,977	101,246	113,814	38,810	36,124	88,084	92,778

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVIE		ROCMC		SBLD		SBLJ
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,984	4,595	(12,322)	(15,486)	17,536	(12,145)	(573)	(5,766)
Realized gain (loss) on investments	72,061	39,705	25,831	109,473	44,501	75,876	29,798	52,431
Change in unrealized gain (loss) on investments	(156,491)	(55,634)	(207,710)	(246,884)	(79,495)	(24,233)	(65,683)	2,608
Reinvested capital gains	-	-	53,774	89,526	-	-	31,106	-

Net increase (decrease) in contract owners’ equity resulting from operations	(77,446)	(11,334)	(140,427)	(63,371)	(17,458)	39,498	(5,352)	49,273

Equity transactions:
Purchase payments received from contract owners (note 3)	29,683	29,146	29,683	31,307	22,217	24,888	9,986	12,676
Transfers between subaccounts (including fixed account), net (note 3)	667,593	(13,070)	(54,201)	2,885	24,512	(11,291)	(18,566)	(22,168)
Redemptions	(316,918)	(129,715)	(86,224)	(179,571)	(114,555)	(94,778)	(37,570)	(59,167)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(726)	(719)	(499)	(625)	(452)	(487)	(216)	(231)
Contingent deferred sales charges (note 2)	(820)	(821)	(305)	(366)	(586)	(567)	(247)	(289)
Adjustments to maintain reserves	150	(289)	(123)	112	283	63	-	35

Net equity transactions	378,962	(115,468)	(111,669)	(146,258)	(68,581)	(82,172)	(46,613)	(69,144)

Net change in contract owners’ equity	301,516	(126,802)	(252,096)	(209,629)	(86,039)	(42,674)	(51,965)	(19,871)
Contract owners’ equity beginning of period	1,317,788	1,444,590	1,127,569	1,337,198	933,236	975,910	448,036	467,907

Contract owners’ equity end of period	$1,619,304	1,317,788	875,473	1,127,569	847,197	933,236	396,071	448,036

CHANGES IN UNITS:
Beginning units	60,118	65,247	85,228	96,201	78,226	84,788	30,814	35,910
Units purchased	33,322	2,790	3,793	8,019	13,918	12,456	1,946	4,817
Units redeemed	(16,805)	(7,919)	(12,427)	(18,992)	(19,734)	(19,018)	(5,140)	(9,913)

Ending units	76,635	60,118	76,594	85,228	72,410	78,226	27,620	30,814

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBLN		SBLO		SBLP		SBLQ
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,042)	(5,129)	(2,926)	(14,538)	41,439	(7,504)	(18,809)	(22,760)
Realized gain (loss) on investments	17,791	37,475	129,248	76,657	12,691	40,780	120,727	140,874
Change in unrealized gain (loss) on investments	(21,300)	(10,672)	(292,609)	9,491	(84,204)	(23,122)	(502,871)	(166,523)
Reinvested capital gains	-	-	116,091	-	9,335	-	282,635	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,551)	21,674	(50,196)	71,610	(20,739)	10,154	(118,318)	(48,409)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,739	12,500	15,544	16,161	6,093	10,712	24,470	37,041
Transfers between subaccounts (including fixed account), net (note 3)	(707)	87,990	(85,256)	(35,658)	(56,294)	(59,475)	(115,422)	(102,308)
Redemptions	(18,638)	(43,240)	(223,311)	(143,980)	(42,573)	(67,629)	(288,362)	(127,559)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(223)	(205)	(471)	(582)	(229)	(300)	(767)	(931)
Contingent deferred sales charges (note 2)	(204)	(177)	(590)	(714)	(253)	(345)	(638)	(768)
Adjustments to maintain reserves	(93)	89	(317)	(86)	(214)	321	232	(481)

Net equity transactions	(4,126)	56,957	(294,401)	(164,859)	(93,470)	(116,716)	(380,487)	(195,006)

Net change in contract owners’ equity	(8,677)	78,631	(344,597)	(93,249)	(114,209)	(106,562)	(498,805)	(243,415)
Contract owners’ equity beginning of period	429,453	350,822	1,118,947	1,212,196	501,793	608,355	1,717,364	1,960,779

Contract owners’ equity end of period	$420,776	429,453	774,350	1,118,947	387,584	501,793	1,218,559	1,717,364

CHANGES IN UNITS:
Beginning units	29,076	25,023	70,374	80,975	29,225	35,870	89,585	99,530
Units purchased	2,508	9,534	3,136	4,225	882	3,777	3,576	7,593
Units redeemed	(2,744)	(5,481)	(21,714)	(14,826)	(6,285)	(10,422)	(24,200)	(17,538)

Ending units	28,840	29,076	51,796	70,374	23,822	29,225	68,961	89,585

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBLV		SBLX		SBLY		AMBP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(20,256)	(48,001)	(2,677)	(5,888)	(355)	(450)	(99,226)	(120,644)
Realized gain (loss) on investments	290,798	397,479	37,790	42,565	1,351	4,232	598,671	402,761
Change in unrealized gain (loss) on investments	(1,024,833)	(351,135)	(60,429)	(4,973)	(3,320)	946	(2,006,331)	(797,160)
Reinvested capital gains	506,898	-	1,410	-	2,843	-	1,704,207	768,026

Net increase (decrease) in contract owners’ equity resulting from operations	(247,393)	(1,657)	(23,906)	31,704	519	4,728	197,321	252,983

Equity transactions:
Purchase payments received from contract owners (note 3)	80,798	75,080	7,266	8,449	2,245	890	69,313	121,560
Transfers between subaccounts (including fixed account), net (note 3)	(118,323)	(2,244)	171,469	(9,343)	56,409	(3,943)	(8,596,293)	(157,043)
Redemptions	(544,866)	(539,266)	(59,316)	(38,237)	(827)	(9,410)	(954,461)	(905,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,602)	(1,938)	(264)	(236)	(31)	(18)	(5,567)	(6,620)
Contingent deferred sales charges (note 2)	(1,579)	(1,808)	(378)	(237)	(31)	(23)	(5,627)	(7,588)
Adjustments to maintain reserves	528	37	158	(116)	7	(20)	(682)	1,162

Net equity transactions	(585,044)	(470,139)	118,935	(39,720)	57,772	(12,524)	(9,493,317)	(953,925)

Net change in contract owners’ equity	(832,437)	(471,796)	95,029	(8,016)	58,291	(7,796)	(9,295,996)	(700,942)
Contract owners’ equity beginning of period	3,557,164	4,028,960	460,652	468,668	37,098	44,894	9,295,996	9,996,938

Contract owners’ equity end of period	$2,724,727	3,557,164	555,681	460,652	95,389	37,098	-	9,295,996

CHANGES IN UNITS:
Beginning units	204,669	230,884	30,108	32,889	2,648	3,644	292,335	323,311
Units purchased	9,485	15,257	12,232	4,994	4,109	1,161	4,963	7,439
Units redeemed	(43,753)	(41,472)	(5,071)	(7,775)	(219)	(2,157)	(297,298)	(38,415)

Ending units	170,401	204,669	37,269	30,108	6,538	2,648	-	292,335

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAIG		HIBF		NVNMO1
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(49,379)	169,651	35,097	47,880	(1,485)	(1,125)
Realized gain (loss) on investments	(536,764)	(595,709)	(8,441)	4,748	7,877	13,465
Change in unrealized gain (loss) on investments	(299,685)	(1,686,143)	(66,199)	(41,773)	(37,554)	(48,644)
Reinvested capital gains	210,401	922,848	8,639	-	24,977	51,434

Net increase (decrease) in contract owners’ equity resulting from operations	(675,427)	(1,189,353)	(30,904)	10,855	(6,185)	15,130

Equity transactions:
Purchase payments received from contract owners (note 3)	114,939	135,957	14,501	15,080	4,958	6,379
Transfers between subaccounts (including fixed account), net (note 3)	(140,305)	(215,934)	(23,752)	72,402	(2,961)	17,872
Redemptions	(863,683)	(1,109,776)	(149,351)	(37,871)	(24,386)	(38,623)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,721)	(4,795)	(467)	(495)	(149)	(154)
Contingent deferred sales charges (note 2)	(5,405)	(7,786)	(485)	(565)	(199)	(178)
Adjustments to maintain reserves	520	(1,862)	97	58	(114)	6

Net equity transactions	(897,655)	(1,204,196)	(159,457)	48,609	(22,851)	(14,698)

Net change in contract owners’ equity	(1,573,082)	(2,393,549)	(190,361)	59,464	(29,036)	432
Contract owners’ equity beginning of period	7,872,982	10,266,531	974,229	914,765	305,411	304,979

Contract owners’ equity end of period	$6,299,900	7,872,982	783,868	974,229	276,375	305,411

CHANGES IN UNITS:
Beginning units	287,231	325,715	45,313	43,068	22,946	24,109
Units purchased	9,739	11,748	3,027	7,706	956	3,090
Units redeemed	(42,223)	(50,232)	(10,417)	(5,461)	(2,626)	(4,253)

Ending units	254,747	287,231	37,923	45,313	21,276	22,946

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

JANUS FUNDS

Overseas Portfolio: Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Templeton Foreign Securities Fund - Class 1 (TIF)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

*At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Multi-Flex Annuity contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For Multi-Flex Annuity contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) for Multi-Flex Annuity contracts, a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30% ; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk fee assessed through a reduction of unit values equal to an annualized rate of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $452,142 and $244,005, respectively, and total transfers from the Account to the fixed account were $1,210,581 and $682,855, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$333,099,350	$-	$-	$333,099,350

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$2,420,833	$5,482,770
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	2,484,199	1,513,200
Overseas Portfolio: Institutional Shares (JAIG)	348,298	1,085,451
Federated NVIT High Income Bond Fund - Class I (HIBF)	101,383	217,200
NVIT Nationwide Fund - Class I (TRF)	989,425	6,927,905
NVIT Government Bond Fund - Class I (GBF)	624,386	2,823,942
American Century NVIT Growth Fund - Class I (CAF)	765,529	680,932
NVIT Money Market Fund - Class I (SAM)	1,522,360	2,003,206
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,077,773	1,030,467
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	3,236,502	2,781,842
VP Balanced Fund - Class I (ACVB)	694,200	1,161,789
VP Capital Appreciation Fund - Class I (ACVCA)	359,656	562,022
VP Income & Growth Fund - Class I (ACVIG)	422,980	666,543
Appreciation Portfolio - Initial Shares (DCAP)	389,874	506,754
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	743,924	4,183,357
Quality Bond Portfolio - Initial Shares (DQBP)	498,772	532,211
Contrafund(R)Portfolio - Service Class 2 (FC2)	1,262,004	695,004
Equity-Income Portfolio - Initial Class (FEIP)	5,923,297	5,212,846
High Income Portfolio - Initial Class (FHIP)	671,263	1,241,684
Templeton Foreign Securities Fund -Class 1 (TIF)	1,105,393	1,978,866
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	8,549,648	131,939
Real Return Portfolio - Administrative Class (PMVRRA)	309,323	441,583
Total Return Portfolio - Administrative Class (PMVTRA)	660,644	601,448
VI American Franchise Fund - Series I Shares (ACEG)	21,939	234,823
VI Global Health Care Fund - Series I Shares (IVHS)	374,879	249,560
VI Global Real Estate Fund - Series I Shares (IVRE)	270,898	293,528
VI International Growth Fund - Series I Shares (AVIE)	726,453	340,659
Micro-Cap Portfolio - Investment Class (ROCMC)	85,788	155,882
Series Q (Small Cap Value Series) (SBLQ)	311,677	428,570
Series V (Mid Cap Value Series) (SBLV)	578,634	677,565
Balanced Portfolio - I Class Shares (obsolete) (AMBP)	1,774,082	9,661,762
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	76,420	127,749
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	55,989	72,069
Series N (Managed Asset Allocation Series) (SBLN)	37,405	42,480
Series O (All Cap Value Series) (SBLO)	147,378	328,299
Series P (High Yield Series) (SBLP)	64,335	106,818
Variable Funds Trust - Series X (StylePlus -Small Growth Series) (SBLX)	190,345	72,837
Variable Funds Trust - Series Y (StylePlus -Large Growth Series) (SBLY)	63,682	3,428
NVIT Large Cap Growth Fund - Class I (NVOLG1)	29,957	14,991
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	39,619	23,364
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	57,208	151,743
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	33,045	32,290

Total	$40,101,399	$55,481,378

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	1.30%	841,095			$48.73	$40,986,759	1.81%	-0.21%
2014	1.30%	932,974			48.83	45,557,484	1.74%	11.95%
2013	1.30%	1,029,244			43.62	44,895,763	1.84%	30.31%
2012	1.30%	1,126,601			33.48	37,718,186	2.06%	14.23%
2011	1.30%	1,219,576	29.30	to	29.31	35,745,293	1.80%	0.56%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	1.30%	445,367			36.07	16,064,337	1.05%	-4.45%
2014	1.30%	479,122			37.75	18,086,844	1.06%	11.98%
2013	1.30%	518,020			33.71	17,462,419	1.25%	32.60%
2012	1.30%	562,828			25.42	14,307,102	0.82%	10.52%
2011	1.30%	618,362			23.00	14,222,330	0.91%	-0.41%
Overseas Portfolio: Institutional Shares (JAIG)
2015	1.30%	254,747			24.73	6,299,900	0.59%	-9.78%
2014	1.30%	287,231			27.41	7,872,982	3.07%	-13.02%
2013	1.30%	325,715			31.52	10,266,531	3.16%	13.07%
2012	1.30%	395,439			27.87	11,020,898	0.69%	11.99%
2011	1.30%	486,377			24.89	12,105,920	0.47%	-33.05%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	1.30%	37,923			20.67	783,868	5.11%	-3.87%
2014	1.30%	45,313			21.50	974,229	6.22%	1.22%
2013	1.30%	43,068			21.24	914,765	6.38%	5.68%
2012	1.30%	39,232			20.10	788,563	8.38%	13.06%
2011	1.30%	35,910			17.78	638,479	7.87%	2.47%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	1.30%	21,276			12.99	276,375	0.76%	-2.40%
2014	1.30%	22,946			13.31	305,411	0.89%	5.22%
2013	1.30%	24,109			12.65	304,979	0.97%	41.98%
2012	1.30%	27,434			8.91	244,437	1.47%	15.41%
2011	1.30%	30,980			7.72	239,166	0.59%	-12.77%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	1.30%	8,307			15.00	124,605	0.55%	-1.64%
2014	1.30%	15,969			15.25	243,527	0.94%	9.16%
2013	1.30%	17,959			13.97	250,887	0.27%	36.96%
2012	1.30%	81,518			10.20	831,484	2.21%	10.03%
2011	1.30%	5,589			9.27	51,810	0.73%	-4.43%
NVIT Nationwide Fund - Class I (TRF)
2015	1.30%	427,871	144.56	to	148.84	63,277,405	1.19%	-0.38%
2014	1.30%	466,817	145.11	to	149.40	69,308,004	1.15%	10.69%
2013	1.30%	514,112	131.09	to	134.98	68,973,455	1.30%	29.40%
2012	1.30%	581,325			104.31	60,268,729	1.40%	12.73%
2011	1.30%	655,935	89.87	to	92.53	60,335,274	1.14%	-0.78%
NVIT Government Bond Fund - Class I (GBF)
2015	1.30%	280,536	56.71	to	56.73	15,909,536	1.66%	-1.41%
2014	1.30%	319,887	57.52	to	57.54	18,400,012	1.96%	3.21%
2013	1.30%	355,018	55.73	to	55.75	19,785,602	1.91%	-5.30%
2012	1.30%	384,448			58.87	22,625,324	2.17%	1.71%
2011	1.30%	423,716	57.86	to	57.88	24,516,408	2.89%	5.86%
American Century NVIT Growth Fund - Class I (CAF)
2015	1.30%	162,895			31.17	5,077,572	0.35%	3.31%
2014	1.30%	178,978			30.17	5,400,191	0.35%	9.88%
2013	1.30%	193,601			27.46	5,316,058	0.67%	28.05%
2012	1.30%	217,917			21.44	4,672,901	0.56%	12.54%
2011	1.30%	233,176			19.05	4,443,061	0.58%	-1.98%
NVIT Money Market Fund - Class I (SAM)
2015	1.30%	227,363	23.85	to	25.92	5,517,135	0.00%	-1.30%
2014	1.30%	245,448	24.17	to	26.26	5,996,124	0.00%	-1.30%
2013	1.30%	256,036	24.49	to	26.60	6,339,327	0.00%	-1.30%
2012	1.30%	293,146			26.95	7,347,368	0.00%	-1.30%
2011	1.30%	329,210	25.14	to	27.31	8,360,096	0.00%	-1.30%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	1.30%	12,094			15.01	181,531	0.51%	2.11%
2014	1.30%	11,933			14.70	175,415	0.51%	9.05%
2013	1.30%	10,564			13.48	142,403	0.88%	32.94%
2012	1.30%	7,161			10.14	72,613	0.41%	14.84%
2011	1.30%	9,659			8.83	85,289	0.01%	-4.13%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	1.30%	453,432			$14.54	$6,592,899	0.00%			-1.48%
2014	1.30%	509,454			14.76	7,519,533	0.00%			2.68%
2013	1.30%	569,341			14.37	8,181,444	0.00%			37.14%
2012	1.30%	624,018			10.48	6,539,711	0.00%			13.41%
2011	1.30%	690,999			9.24	6,384,842	0.00%			-5.47%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	1.30%	1,354,568			16.72	22,648,334	1.16%			-4.15%
2014	1.30%	1,478,101			17.44	25,778,129	1.35%			15.50%
2013	1.30%	1,624,451			15.10	24,529,251	1.20%			33.91%
2012	1.30%	1,710,281			11.28	19,291,897	1.12%			14.83%
2011	1.30%	1,929,143			9.82	18,944,198	0.79%			-3.59%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	1.30%	4,585			23.62	108,298	0.62%			3.73%
2014	1.30%	4,636			22.77	105,562	0.72%			7.41%
2013	1.30%	3,228			21.20	68,434	0.51%			34.86%
2012	1.30%	6,250			15.72	98,250	0.92%			17.14%
2011	1.30%	4,161			13.42	55,841	0.72%			-3.45%
VP Balanced Fund - Class I (ACVB)
2015	1.30%	234,642			17.54	4,115,338	1.71%			-3.84%
2014	1.30%	288,429			18.24	5,260,668	1.53%			8.43%
2013	1.30%	294,736			16.82	4,957,350	1.62%			15.90%
2012	1.30%	249,134			14.51	3,615,006	2.06%			10.34%
2011	1.30%	271,951			13.15	3,576,203	1.89%			3.97%
VP Capital Appreciation Fund - Class I (ACVCA)
2015	1.30%	101,182			47.78	4,834,674	0.00%			0.61%
2014	1.30%	111,017			47.49	5,272,707	0.00%			6.74%
2013	1.30%	119,749			44.50	5,328,548	0.00%			29.22%
2012	1.30%	131,927			34.44	4,542,958	0.00%			14.49%
2011	1.30%	138,330			30.08	4,160,605	0.00%			-7.72%
VP Income & Growth Fund - Class I (ACVIG)
2015	1.30%	134,091			21.89	2,935,229	2.07%			-6.85%
2014	1.30%	158,837			23.50	3,732,669	2.01%			11.04%
2013	1.30%	186,170			21.16	3,939,358	2.22%			34.06%
2012	1.30%	197,879			15.78	3,122,538	2.08%			13.25%
2011	1.30%	233,740			13.94	3,258,328	1.53%			1.77%
Appreciation Portfolio - Initial Shares (DCAP)
2015	1.30%	226,928			22.37	5,076,350	1.70%			-3.74%
2014	1.30%	244,417			23.23	5,677,835	1.84%			6.69%
2013	1.30%	264,356			21.78	5,757,670	1.94%			19.53%
2012	1.30%	344,900			18.22	6,284,076	3.70%			8.99%
2011	1.30%	364,637			16.72	6,096,726	1.67%			7.60%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	1.30%	1,031,264			32.13	33,134,460	0.00%			-3.55%
2014	1.30%	1,135,675			33.31	37,829,369	0.00%			0.27%
2013	1.30%	1,246,288			33.22	41,401,641	0.00%			46.62%
2012	1.30%	1,359,754			22.66	30,811,947	0.00%			18.99%
2011	1.30%	1,513,935			19.04	28,825,353	0.41%			-14.96%
Quality Bond Portfolio - Initial Shares (DQBP)
2015	1.30%	232,672			20.49	4,767,452	2.02%			-2.93%
2014	1.30%	235,985			21.11	4,981,645	2.11%			3.43%
2013	1.30%	252,699			20.41	5,157,588	2.81%			-2.82%
2012	1.30%	254,971			21.00	5,354,395	2.98%			5.60%
2011	1.30%	278,534			19.89	5,540,041	3.65%			5.64%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2015	1.30%	274,761	17.26	to	17.31	4,742,429	0.84%			-0.89%
2014	1.30%	266,325	17.41	to	17.47	4,636,800	0.72%			10.20%
2013	1.30%	294,865	15.80	to	15.85	4,658,943	0.84%	29.30%	to	29.25%
2012	1.30%	311,148			12.27	3,802,460	1.06%			14.63%
2011	1.30%	369,430			10.70	3,938,408	0.79%			-4.05%
Equity-Income Portfolio - Initial Class (FEIP)
2015	1.30%	989,039			42.21	41,747,796	3.09%			-5.21%
2014	1.30%	1,090,553			44.54	48,572,568	2.73%			7.30%
2013	1.30%	1,212,439			41.50	50,316,815	2.47%			26.48%
2012	1.30%	1,336,415			32.81	43,848,497	3.06%			15.78%
2011	1.30%	1,513,759			28.34	42,900,288	2.40%			-0.34%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
High Income Portfolio -Initial Class (FHIP)
2015	1.30%	408,840			$22.02	$9,002,612	6.35%			-4.88%
2014	1.30%	454,970			23.15	10,532,530	5.49%			-0.16%
2013	1.30%	500,288			23.18	11,596,693	5.68%			4.57%
2012	1.30%	547,978			22.17	12,148,649	5.74%			12.74%
2011	1.30%	593,197			19.66	11,662,265	6.57%			2.68%
Templeton Foreign Securities Fund - Class 1 (TIF)
2015	1.30%	474,810			26.79	12,720,164	3.51%			-7.53%
2014	1.30%	532,232			28.97	15,418,768	2.09%			-12.05%
2013	1.30%	581,845			32.94	19,165,973	2.54%			21.67%
2012	1.30%	620,520			27.07	16,797,486	3.24%			17.05%
2011	1.30%	698,307			23.13	16,151,836	1.91%			-11.61%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	1.30%	433,318	9.58	to	31.01	8,064,240	0.00%	-4.17%	to	-4.35	*	***
Real Return Portfolio - Administrative Class (PMVRRA)
2015	1.30%	135,931	13.11	to	13.12	1,783,401	3.94%			-3.97%
2014	1.30%	149,712	13.65	to	13.66	2,045,040	1.40%			1.75%
2013	1.30%	154,531			13.42	2,073,799	1.72%			-10.40%
2012	1.30%	158,844			14.98	2,379,486	1.04%			7.34%
2011	1.30%	166,439			13.95	2,323,472	2.02%			10.22%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	1.30%	177,615	15.06	to	15.10	2,674,999	5.05%			-0.87%
2014	1.30%	181,977	15.19	to	15.24	2,764,784	2.18%			2.92%
2013	1.30%	205,850	14.76	to	14.81	3,038,866	2.14%	-3.21%	to	-3.23%
2012	1.30%	328,221			15.3	5,005,939	2.56%			8.17%
2011	1.30%	295,172			14.14	4,162,368	2.63%			2.26%
VI American Franchise Fund - Series I Shares (ACEG)
2015	1.30%	101,246	14.83	to	15.94	1,610,082	0.00%			3.64%
2014	1.30%	113,814	14.31	to	15.38	1,746,653	0.04%			7.03%
2013	1.30%	116,992	13.37	to	14.37	1,677,514	0.45%	38.32%	to	38.31%
2012	1.30%	138,918			10.39	1,440,675	0.00%			-3.36%	*	***
VI Global Health Care Fund - Series I Shares (IVHS)
2015	1.30%	38,810			22.11	858,089	0.00%			1.80%
2014	1.30%	36,124	21.72	to	21.81	784,739	0.00%			18.11%
2013	1.30%	28,051	18.38	to	18.47	515,695	0.68%	38.72%	to	39.38%
2012	1.30%	23,646			13.25	313,310	0.00%			19.26%
2011	1.30%	19,636			11.16	218,230	0.00%			2.60%
VI Global Real Estate Fund - Series I Shares (IVRE)
2015	1.30%	88,084	12.73	to	12.81	1,128,347	3.40%			-2.76%
2014	1.30%	92,778	13.09	to	13.18	1,222,804	1.65%			13.13%
2013	1.30%	88,812	11.57	to	11.65	1,034,639	3.70%	1.38%	to	1.39%
2012	1.30%	96,248			11.49	1,105,893	0.57%			26.45%
2011	1.30%	86,790			9.02	788,914	3.68%			-7.72%
VI International Growth Fund - Series I Shares (AVIE)
2015	1.30%	76,635			21.13	1,619,304	1.75%			-3.61%
2014	1.30%	60,118			21.92	1,317,788	1.58%			-0.97%
2013	1.30%	65,247			22.14	1,444,590	0.85%			17.47%
2012	1.30%	119,231			18.85	2,247,503	1.54%			14.03%
2011	1.30%	112,106			16.53	1,853,111	1.50%			-7.95%
Micro-Cap Portfolio - Investment Class (ROCMC)
2015	1.30%	76,594	11.43	to	11.45	875,473	0.00%			-13.60%
2014	1.30%	85,228	13.23	to	13.25	1,127,569	0.00%			-4.83%
2013	1.30%	96,201	13.90	to	13.92	1,337,198	0.48%			19.41%
2012	1.30%	116,339			11.66	1,354,214	0.00%			6.20%
2011	1.30%	136,595			10.98	1,497,099	2.27%			-13.24%
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2015	1.30%	72,410			11.70	847,197	3.22%			-1.93%
2014	1.30%	78,226			11.93	933,236	0.00%			3.65%
2013	1.30%	84,788			11.51	975,910	0.00%			17.69%
2012	1.30%	38,357			9.78	375,131	0.00%			15.06%
2011	1.30%	43,547			8.50	370,150	0.00%			-16.91%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2015	1.30%	27,620			14.34	396,071	1.13%			-1.38%
2014	1.30%	30,814			14.54	448,036	0.00%			11.59%
2013	1.30%	35,910			13.03	467,907	0.00%			28.75%
2012	1.30%	42,347			10.12	428,552	0.00%			14.35%
2011	1.30%	46,685			8.85	413,162	0.00%			-5.55%

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Series N (Managed Asset Allocation Series) (SBLN)
2015	1.30%	28,840			$14.59	$420,776	1.03%			-1.22%
2014	1.30%	29,076			14.77	429,453	0.00%			5.35%
2013	1.30%	25,023			14.02	350,822	0.00%			12.79%
2012	1.30%	22,965			12.43	285,455	0.00%			11.88%
2011	1.30%	25,771			11.11	286,316	0.00%			-0.71%
Series O (All Cap Value Series) (SBLO)
2015	1.30%	51,796			14.95	774,350	0.95%			-5.97%
2014	1.30%	70,374			15.90	1,118,947	0.00%			6.21%
2013	1.30%	80,975			14.97	1,212,196	0.00%			31.55%
2012	1.30%	178,210			11.38	2,028,030	0.00%			13.91%
2011	1.30%	189,213			9.99	1,890,238	0.00%			-5.58%
Series P (High Yield Series) (SBLP)
2015	1.30%	23,822			16.27	387,584	10.41%			-5.24%
2014	1.30%	29,225			17.17	501,793	0.00%			1.24%
2013	1.30%	35,870			16.96	608,355	0.00%			5.93%
2012	1.30%	61,443			16.01	983,702	0.00%			13.39%
2011	1.30%	57,586			14.12	813,114	0.00%			-1.33%
Series Q (Small Cap Value Series) (SBLQ)
2015	1.30%	68,961	17.67	to	17.75	1,218,559	0.00%			-7.83%
2014	1.30%	89,585	19.17	to	19.26	1,717,364	0.01%			-2.66%
2013	1.30%	99,530	19.70	to	19.79	1,960,779	0.00%			35.02%
2012	1.30%	89,199			14.66	1,301,413	0.00%			17.95%
2011	1.30%	108,822			12.43	1,346,140	0.00%			-5.85%
Series V (Mid Cap Value Series) (SBLV)
2015	1.30%	170,401	15.99	to	16.05	2,724,727	0.62%			-8.01%
2014	1.30%	204,669	17.38	to	17.44	3,557,164	0.00%			-0.40%
2013	1.30%	230,884	17.45	to	17.51	4,028,960	0.00%	31.60%	to	31.59%
2012	1.30%	254,660			13.31	3,376,805	0.00%			15.59%
2011	1.30%	292,162			11.51	3,351,109	0.00%			-8.69%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2015	1.30%	37,269			14.91	555,681	0.76%			-2.55%
2014	1.30%	30,108			15.30	460,652	0.00%			7.37%
2013	1.30%	32,889			14.25	468,668	0.00%			39.57%
2012	1.30%	39,074			10.26	399,060	0.00%			10.10%
2011	1.30%	42,202			9.32	391,724	0.00%			-3.23%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2015	1.30%	6,538			14.59	95,389	0.70%			4.14%
2014	1.30%	2,648			14.01	37,098	0.00%			13.72%
2013	1.30%	3,644			12.32	44,894	0.00%			26.62%
2012	1.30%	6,492			9.73	63,167	0.00%			9.33%
2011	1.30%	5,971			8.90	53,142	0.00%			-5.62%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	1.30%	155,581			9.35	1,454,680	0.15%			-9.11%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	292,335			31.80	9,295,996	0.00%			2.83%
2013	1.30%	323,311			30.92	9,996,938	0.00%			16.94%
2012	1.30%	370,925			26.44	9,807,432	0.00%			7.92%
2011	1.30%	412,530			24.50	10,107,171	0.29%			-1.92%

2015	Reserves for annuity contracts in payout phase:					121,598
2015	Contract owners equity:					$333,080,925
2014	Reserves for annuity contracts in payout phase:					135,043
2014	Contract owners equity:					$377,283,165
2013	Reserves for annuity contracts in payout phase:					135,057
2013	Contract owners equity:					$391,084,684
2012	Reserves for annuity contracts in payout phase:					116,763
2012	Contract owners equity:					$349,168,005
2011	Reserves for annuity contracts in payout phase:					85,941
2011	Contract owners equity:					$343,644,141
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.